Bank and other loans	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Bank and other loans

	December 31, 2017	December 31, 2016
	$M	$M
Loan Notes due 2018—gross	15.0	15.0
Unamortized finance costs	—	(0.1)
Loan Notes due 2018—net	15.0	14.9
Loan Notes due 2021—gross	25.0	25.0
Unamortized finance costs	(0.1)	(0.1)
Loan Notes due 2021—net	24.9	24.9
Loan Notes due 2023—gross	25.0	25.0
Unamortized finance costs	(0.3)	(0.3)
Loan Notes due 2023—net	24.7	24.7
Loan Notes due 2026—gross	25.0	25.0
Unamortized finance costs	(0.3)	(0.3)
Loan Notes due 2026—net	24.7	24.7
Revolving credit facility—gross	21.3	32.8
Unamortized finance costs	(1.8)	(1.0)
Revolving credit facility—net	19.5	31.8
	108.8	121.0

Included in current liabilities	15.0	—
Included in non-current liabilities	93.8	121.0
	108.8	121.0

On July 31, 2017, an extension to the Senior Facilities Agreement was agreed which provides $150 million in committed debt facilities, in the form of a multi-currency revolving credit facility, with an additional $50 million of uncommitted facilities through an accordion facility. The Senior Facilities Agreement was due to mature in April 2019, but has now been extended until the end of July 2022. Finance costs of $1.2 million were capitalized following this extension and were deemed to be a modification of the existing facility. The Senior Facility Agreement bears interest equal to a margin based upon the Group's leverage plus either EURIBOR or LIBOR, depending on the currency drawn down.
On June 29, 2016, Luxfer agreed to extend the maturity date of $50 million of its existing $65 million Loan Notes due 2018. The extension includes a lower long-term fixed interest rate on the debt. The maturity date on $25 million was extended from June 2018 to June 2023 with a reduction in the fixed interest rate from 6.19% to 4.88%; and the maturity date on $25 million was extended to June 2026 at a fixed interest rate of 4.94%. This was facilitated through the utilization of the Shelf Facility.
The $25.0 million 7 year private placement will be repayable in full in 2021 and bears interest at a fixed rate of 3.67%.
The maturity profile of the Group's undiscounted contractual payments is disclosed in Note 27.